Retirement benefit obligations - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumptions, percent	0.25%	0.25%
Decrease in actuarial assumptions, percent	(0.25%)	(0.25%)
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumptions, percent	0.25%	0.25%
Decrease in actuarial assumptions, percent	(0.25%)	(0.25%)
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of life expectancy after retirement	1 year	1 year
UK | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Increase) decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 85	$ 88
(Increase) decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(89)	(96)
UK | Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Increase) decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	(77)	(85)
(Increase) decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	78	75
UK | Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Increase) decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	(70)	(56)
Non-UK | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Increase) decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	4	5
(Increase) decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(5)	(5)
Non-UK | Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Increase) decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	0	0
(Increase) decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	3	4
Non-UK | Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Increase) decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (5)	$ (5)